Significant Accounting Policies (Details 2)	Jan. 31, 2020	Jul. 31, 2019
NMG Ohio LLC
Schedule Of Ownership Interest By Equity Method Investment In Consolidation [Line Items]
Equity method investment, ownership percentage	30.00%	30.00%